Concentrations (Details) - Schedule of details of customers total revenues - Total Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 3,126,562	$ 2,680,958	$ 1,864,267
Total Revenue, Percentage	49.00%	42.00%	32.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 2,291,651	$ 1,784,738	$ 1,254,945
Total Revenue, Percentage	36.00%	28.00%	22.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount	$ 834,911	$ 896,220
Total Revenue, Percentage	13.00%	14.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Total Revenue, Amount			$ 609,322
Total Revenue, Percentage			10.00%